Income Taxes - Schedule of Principal Items Comprising Deferred Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deferred income tax assets
Inventory capitalization	$ 74,886	$ 62,242
Non-deductible accruals	18,222	16,770
Accrued employee benefits	36,331	38,460
Net-operating loss and credit carryforwards	256,794	268,735
Share-based compensation expense	15,852	15,947
Other	9,564	1,346
Research and development capitalization	168,998	128,291
Deferred revenue	15,376	14,839
Right of use asset	37,785	47,712
Valuation allowances	(163,678)	(154,830)
Total deferred income tax assets	470,130	439,512
Deferred income tax liabilities
Tax over book accumulated depreciation	(14,038)	(29,065)
Intangible assets	(863,484)	(905,435)
Tax on unremitted earnings	(63,383)	(61,719)
Outside basis differences	(142,781)	(122,423)
Lease liability	(31,239)	(46,198)
Other	(9,515)	(2,511)
Total deferred income tax liabilities	(1,128,440)	(1,182,920)
Net deferred income taxes	(658,310)	(743,408)
Interest Rate Instruments
Deferred income tax liabilities
Interest rate swap/cap	0	(4,104)
Interest Rate Cap
Deferred income tax liabilities
Interest rate swap/cap	$ (4,000)	$ (11,465)